UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number number 811- 21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2006

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC. Schedule of Investments (unaudited)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
CORPORATE BONDS & NOTES - 35.2%
Aerospace & Defense - 0.4%
410,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$399,750
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	1,121,250
845,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	870,350
650,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	617,500

	Total Aerospace & Defense	3,008,850

Airlines - 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
190,167	Series 974C, 6.800% due 7/2/07	181,922
142,411	Series 1998-1, Class C, 6.541% due 9/15/08	136,242
475,000	Series 2001-2, Class D, 7.568% due 12/1/06	474,546

	Total Airlines	792,710

Auto Components - 0.3%
750,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	716,250
347,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	372,158
	Visteon Corp., Senior Notes:
865,000	8.250% due 8/1/10	852,025
280,000	7.000% due 3/10/14	249,900

	Total Auto Components	2,190,333

Automobiles - 1.1%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22	465,975
275,000	8.900% due 1/15/32	248,188
7,205,000	Notes, 7.450% due 7/16/31	5,691,950
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11	513,712
	Senior Debentures:
300,000	8.250% due 7/15/23	250,500
1,540,000	8.375% due 7/15/33	1,297,450

	Total Automobiles	8,467,775

Biotechnology - 0.0%
80,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	78,400

Building Products - 0.5%
	Associated Materials Inc.:
270,000	Senior Discount Notes, step bond to yield 16.177% due 3/1/14	148,500
1,095,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,078,575
510,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	543,150
1,180,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,103,300
1,275,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.228% due 3/1/14	860,625

	Total Building Products	3,734,150

Capital Markets - 0.2%
815,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	887,331
730,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	740,950

	Total Capital Markets	1,628,281

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Chemicals - 0.8%
750,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	$810,000
	Huntsman International LLC, Senior Subordinated Notes:
762,000	10.125% due 7/1/09	781,050
160,000	8.375% due 1/1/15 (b)	159,600
175,000	IMC Global Inc., Senior Notes, 10.875% due 8/1/13	196,875
1,425,000	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	1,460,625
100,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	102,750
1,190,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	1,109,675
	Rhodia SA:
410,000	Senior Notes, 10.250% due 6/1/10	452,025
825,000	Senior Subordinated Notes, 8.875% due 6/1/11	847,687

	Total Chemicals	5,920,287

Commercial Banks - 0.4%
2,710,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	2,804,850

Commercial Services & Supplies - 0.8%
225,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	223,313
	Allied Waste North America Inc.:
	Senior Notes, Series B:
1,083,000	9.250% due 9/1/12	1,164,225
400,000	7.250% due 3/15/15	395,000
900,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	884,250
600,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	582,750
1,118,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, 9.500% due 2/15/13	1,159,925
1,225,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	1,301,562

	Total Commercial Services & Supplies	5,711,025

Communications Equipment - 0.3%
3,000,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,572,500

Consumer Finance - 1.3%
	Ford Motor Credit Co.:
	Notes:
50,000	7.875% due 6/15/10	49,180
1,300,000	7.000% due 10/1/13	1,214,932
	Senior Notes:
1,650,000	10.486% due 6/15/11 (b)(c)	1,746,837
115,000	9.875% due 8/10/11	120,269
	General Motors Acceptance Corp., Notes:
2,040,000	6.875% due 8/28/12	1,993,855
4,830,000	8.000% due 11/1/31	4,894,886

	Total Consumer Finance	10,019,959

Containers & Packaging - 1.2%
1,050,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,149,750
1,020,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	986,850
	Graphic Packaging International Corp.:
590,000	Senior Notes, 8.500% due 8/15/11	601,800
535,000	Senior Subordinated Notes, 9.500% due 8/15/13	540,350
1,250,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,310,937
1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	1,582,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Containers & Packaging - 1.2% (continued)
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	$390,000
	Pliant Corp.:
381,113	Senior Secured Notes, 11.625% due 6/15/09	423,035
100,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09	97,000
575,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	140,875
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
559,000	9.750% due 2/1/11	577,168
745,000	8.375% due 7/1/12	713,338
600,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	435,000

	Total Containers & Packaging	8,948,978

Diversified Consumer Services - 0.4%
515,000	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	512,425
	Hertz Corp.:
750,000	Senior Notes, 8.875% due 1/1/14 (b)	781,875
1,660,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	1,796,950

	Total Diversified Consumer Services	3,091,250

Diversified Financial Services - 2.4%
487,000	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	534,482
755,000	Basell AF SCA, Senior Subordinated Notes, 8.375% due 8/15/15 (b)	759,719
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	529,375
	CitiSteel USA Inc., Senior Secured Notes:
335,000	12.490% due 9/1/10 (c)	345,887
225,000	15.000% due 10/1/10 (b)(e)	241,875
3,160,000	Dow Jones CDX HY, Pass-Through Trust, Series 6-T3, 8.125% due 6/29/11 (b)	3,161,975
860,000	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11 (b)	880,425
487,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	511,959
300,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	303,000
525,000	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	535,500
6,429,000	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (b)	6,385,971
1,750,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	1,819,466
360,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	379,800
430,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	464,400
890,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15	645,250
555,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	541,125

	Total Diversified Financial Services	18,040,209

Diversified Telecommunication Services - 2.1%
	Cincinnati Bell Inc.:
865,000	Senior Notes, 7.000% due 2/15/15	847,700
185,000	Senior Subordinated Notes, 8.375% due 1/15/14	186,619
50,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	43,000
660,000	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	699,600
1,020,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,048,050
1,000,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	1,055,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†		SECURITY (a)	VALUE
Diversified Telecommunication Services - 2.1% (continued)
		Intelsat Bermuda Ltd., Senior Notes:
755,000		9.250% due 6/15/16 (b)	$788,975
1,505,000		11.250% due 6/15/16 (b)	1,567,081
195,000		Intelsat Ltd., Notes, 7.625% due 4/15/12	170,138
500,000		Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	522,500
1,200,000		NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	1,251,000
315,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	322,087
		Qwest Communications International Inc., Senior Notes:
590,000		7.500% due 2/15/14	587,787
1,520,000		Series B, 7.500% due 2/15/14	1,514,300
2,155,000		Qwest Corp., Debentures, 6.875% due 9/15/33	1,939,500
1,760,000		Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	1,772,739
1,255,000		Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	1,007,137
8,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	722,062
155,000		Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	169,144

		Total Diversified Telecommunication Services	16,214,419

Electric Utilities - 0.3%
		Enersis SA Notes:
962,000		7.375% due 1/15/14	1,015,042
364,000		7.400% due 12/1/16	386,734
530,225		Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	563,695
280,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	319,200

		Total Electric Utilities	2,284,671

Energy Equipment & Services - 0.2%
969,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	937,507
160,000		GulfMark Offshore Inc., Senior Notes 7.750% due 7/15/14	160,000
125,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	127,813

		Total Energy Equipment & Services	1,225,320

Food Products - 0.2%
		Dole Food Co. Inc., Senior Notes:
575,000		7.250% due 6/15/10	541,938
432,000		8.875% due 3/15/11	423,360
600,000		Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	592,500

		Total Food Products	1,557,798

Health Care Providers & Services - 1.8%
1,100,000		AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,168,750
775,000		Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	728,500
1,300,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,280,500
440,000		Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	462,000
1,075,000		Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	1,120,687
		HCA Inc.:
		Debentures:
2,025,000		7.050% due 12/1/27	1,447,903
335,000		7.500% due 11/15/95	230,470
75,000		Notes, 7.690% due 6/15/25	58,334
		Senior Notes:
360,000		6.375% due 1/15/15	287,100
200,000		6.500% due 2/15/16	158,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Health Care Providers & Services - 1.8% (continued)
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$1,603,812
667,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	715,358
	Tenet Healthcare Corp., Senior Notes:
125,000	7.375% due 2/1/13	111,875
2,740,000	9.875% due 7/1/14	2,685,200
95,000	6.875% due 11/15/31	72,438
1,275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,224,000

	Total Health Care Providers & Services	13,355,427

Hotels, Restaurants & Leisure - 3.1%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	639,563
	Caesars Entertainment Inc.:
1,825,000	Senior Notes, 7.000% due 4/15/13	1,886,315
650,000	Senior Subordinated Notes, 8.875% due 9/15/08	683,313
575,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	566,375
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	885,937
1,175,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	1,122,125
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	798,187
950,000	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	1,009,189
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,015,000
1,150,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,098,250
420,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	451,500
975,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	911,625
	MGM MIRAGE Inc., Senior Notes:
1,050,000	6.750% due 9/1/12	1,026,375
675,000	5.875% due 2/27/14	619,313
400,000	6.625% due 7/15/15	378,500
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14	661,500
625,000	6.875% due 2/15/15	600,000
1,150,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	1,112,625
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
450,000	8.250% due 3/15/12	454,500
675,000	8.750% due 10/1/13	712,125
940,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	998,750
85,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	90,419
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,135,625
1,225,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	1,332,187
	Station Casinos Inc.:
105,000	Senior Notes, 7.750% due 8/15/16	108,806
1,125,000	Senior Subordinated Notes, 6.875% due 3/1/16	1,047,656
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,020,000

	Total Hotels, Restaurants & Leisure	23,365,760

Household Durables - 0.8%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	80,900
	Beazer Homes USA Inc., Senior Notes:
75,000	6.875% due 7/15/15	67,125
460,000	8.125% due 6/15/16 (b)	441,600

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Household Durables - 0.8% (continued)
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	$1,135,750
	K Hovnanian Enterprises Inc., Senior Notes:
780,000	7.500% due 5/15/16	721,500
840,000	8.625% due 1/15/17	824,250
1,400,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,414,000
525,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	532,875
1,061,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,116,702

	Total Household Durables	6,334,702

Household Products - 0.2%
	Nutro Products Inc.:
115,000	Senior Notes, 9.230% due 10/15/13 (b)(c)	119,025
320,000	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	339,200
	Spectrum Brands Inc., Senior Subordinated Notes:
480,000	8.500% due 10/1/13	401,400
257,000	7.562% due 2/1/15	200,460
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13 (b)	482,650

	Total Household Products	1,542,735

Independent Power Producers & Energy Traders - 1.1%
695,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	685,442
	AES Corp.:
	Senior Notes:
525,000	9.375% due 9/15/10	569,625
570,000	8.875% due 2/15/11	612,750
910,000	7.750% due 3/1/14	941,850
190,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	205,913
625,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.120% due 4/1/11 (c)(d)	670,312
360,000	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16 (b)	356,400
	Edison Mission Energy, Senior Notes:
75,000	7.500% due 6/15/13 (b)	75,375
690,000	7.750% due 6/15/16 (b)	693,450
100,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	101,000
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	840,775
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14	445,500
2,135,000	7.375% due 2/1/16	2,108,312

	Total Independent Power Producers & Energy Traders	8,306,704

Industrial Conglomerates - 0.1%
523,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	568,763
225,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	238,500

	Total Industrial Conglomerates	807,263

Insurance - 0.2%
1,185,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	1,185,000

Internet & Catalog Retail - 0.1%
175,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	160,125
520,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	509,600

	Total Internet & Catalog Retail	669,725

IT Services - 0.2%
	Sungard Data Systems Inc.:
325,000	Senior Notes, 9.125% due 8/15/13	337,187

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
IT Services - 0.2% (continued)
1,415,000	Senior Subordinated Notes, 10.250% due 8/15/15	$1,452,144

	Total IT Services	1,789,331

Leisure Equipment & Products - 0.1%
470,000	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	454,725

Machinery - 0.2%
550,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	585,750
360,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	344,700
179,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	196,005
601,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.446% due 4/15/14	531,885
91,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	91,455

	Total Machinery	1,749,795

Media - 4.4%
805,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (b)	839,212
	AMC Entertainment Inc.:
105,000	Senior Notes, Series B, 8.625% due 8/15/12	108,150
1,265,000	Senior Subordinated Notes, 11.000% due 2/1/16	1,380,431
200,000	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., Senior Subordinated Notes, 10.500% due 8/15/14 (b)	197,000
55,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (b)	53,556
2,487,678	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,419,267
840,000	CCH I Holdings LLC/CCH I Holding Capital Corp., Senior Notes, 11.750% due 5/15/14	575,400
1,210,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,079,925
1,050,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,068,375
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes:
340,000	8.625% due 4/1/09	311,950
160,000	10.750% due 10/1/09	147,200
350,000	Charter Communications Holdings LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 9.625% due 11/15/09	320,250
1,650,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	1,674,750
400,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	406,000
170,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	159,375
	CSC Holdings Inc.:
425,000	Debentures, Series B, 8.125% due 8/15/09	440,938
	Senior Debentures:
305,000	7.875% due 2/15/18	313,388
150,000	7.625% due 7/15/18	152,063
	Senior Notes:
	Series B:
550,000	8.125% due 7/15/09	571,312
250,000	7.625% due 4/1/11	256,875
575,000	Series WI, 6.750% due 4/15/12 (f)	567,813
790,000	Dex Media Inc., Discount Notes, step bond to yield 8.015% due 11/15/13	661,625
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,474,651
1,365,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,440,075
	EchoStar DBS Corp., Senior Notes:
1,775,000	6.625% due 10/1/14	1,710,656

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Media - 4.4% (continued)
865,000	7.125% due 2/1/16 (b)	$846,619
1,300,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 20.129% due 10/15/13	1,095,250
475,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	408,500
485,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	521,375
1,175,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,107,437
1,000,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,077,500
500,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 8.500% due 10/15/15	497,500
700,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	682,500
270,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	268,650
	R.H. Donnelley Corp.:
	Senior Discount Notes:
200,000	Series A-1, 6.875% due 1/15/13	180,500
325,000	Series A-2, 6.875% due 1/15/13	293,313
550,000	Senior Notes, Series A-3, 8.875% due 1/15/16	544,500
1,000,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,100,000
1,850,000	Radio One Inc., Senior Subordinated Notes, 6.375% due 2/15/13	1,683,500
1,310,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (b)	1,388,600
	Rogers Cable Inc.:
80,000	Secured Notes, 5.500% due 3/15/14	74,500
	Senior Secured Notes:
1,100,000	7.875% due 5/1/12	1,164,625
45,000	6.250% due 6/15/13	44,044
130,000	Senior Secured Second Priority Notes, 6.750% due 3/15/15	129,675
1,150,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,170,125
140,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	142,450
225,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	211,781
	XM Satellite Radio Inc., Senior Notes:
230,000	9.989% due 5/1/13 (b)(c)	215,625
520,000	9.750% due 5/1/14 (b)	491,400

	Total Media	33,670,206

Metals & Mining - 0.8%
80,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	88,800
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	1,041,666
485,000	International Steel Group Inc., Senior Notes, 6.500% due 4/15/14	463,175
275,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	294,938
1,180,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (b)	1,306,850
140,000	PNA Group Inc., Senior Notes, 10.750% due 9/1/16 (b)	143,500
530,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	548,550
	Vale Overseas Ltd., Notes:
475,000	6.250% due 1/11/16	473,812
1,448,000	8.250% due 1/17/34	1,674,612

	Total Metals & Mining	6,035,903

Multiline Retail - 0.2%
625,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	575,000
1,215,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	1,306,125

	Total Multiline Retail	1,881,125

Office Electronics - 0.1%
800,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	825,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Office Electronics - 0.1% (continued)
250,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	$251,875

	Total Office Electronics	1,076,875

Oil, Gas & Consumable Fuels - 4.5%
1,135,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,169,050
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15	1,289,250
980,000	6.625% due 1/15/16	945,700
150,000	6.875% due 1/15/16	146,250
50,000	6.500% due 8/15/17	46,625
812,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	862,750
160,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	159,371
245,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	245,000
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	2,078,187
1,400,000	7.750% due 1/15/32	1,414,000
125,000	Notes, 7.875% due 6/15/12	129,688
540,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	563,882
1,030,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,006,825
61,340,000 RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	2,311,909
800,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	836,000
600,000	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	556,500
1,400,000	Inergy L.P./Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	1,333,500
1,250,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	1,296,875
390,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	381,225
845,000	Northwest Pipelines Corp., Senior Notes, 7.000% due 6/15/16 (b)	858,731
115,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	115,575
	Pemex Project Funding Master Trust:
5,000,000	8.625% due 12/1/23	5,987,500
800,000	Guaranteed Bonds, 9.500% due 9/15/27	1,042,000
520,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	531,700
3,000,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (b)	3,587,664
1,800,000	Petrozuata Finance Inc., 8.220% due 4/1/17	1,809,000
610,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13 (b)	625,250
40,000	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	39,400
275,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	291,500
630,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	623,700
	Williams Cos. Inc.:
1,060,000	Notes, 8.750% due 3/15/32	1,147,450
1,000,000	Senior Notes, 7.625% due 7/15/19	1,020,000

	Total Oil, Gas & Consumable Fuels	34,452,057

Paper & Forest Products - 0.5%
425,000	Abitibi-Consolidated Inc., Notes, 7.750% due 6/15/11	394,188
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11	373,125
715,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	709,637
1,375,000	Boise Cascade LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	1,285,625
195,000	Domtar Inc., Notes, 5.375% due 12/1/13	167,700
	NewPage Corp.:
205,000	Senior Secured Notes, 11.739% due 5/1/12 (c)	222,425
275,000	Senior Subordinated Notes, 12.000% due 5/1/13	285,313

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Paper & Forest Products - 0.5% (continued)
210,000	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	$208,065
	Verso Paper Holdings LLC:
260,000	Senior Secured Notes, 9.125% due 8/1/14 (b)	260,000
280,000	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	278,600

	Total Paper & Forest Products	4,184,678

Personal Products - 0.1%
515,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	538,175

Pharmaceuticals - 0.1%
940,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	897,700

Real Estate Investment Trusts (REITs) - 0.6%
1,200,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	1,275,000
30,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	30,375
	Host Marriott LP:
2,275,000	Senior Notes, 7.125% due 11/1/13	2,309,125
390,000	Series Q, 6.750% due 6/1/16	380,250
410,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	353,625
175,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	173,250

	Total Real Estate Investment Trusts (REITs)	4,521,625

Road & Rail - 0.2%
490,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes, 7.905% due 5/15/14 (b)(c)	481,425
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
150,000	10.250% due 6/15/07	153,750
790,000	9.375% due 5/1/12	840,363
50,000	12.500% due 6/15/12	55,750

	Total Road & Rail	1,531,288

Semiconductors & Semiconductor Equipment - 0.1%
960,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	619,200

Software - 0.2%
500,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	471,250
740,000	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(c)(e)	749,250

	Total Software	1,220,500

Specialty Retail - 0.9%
	AutoNation Inc., Senior Notes:
185,000	7.507% due 4/15/13 (b)(c)	186,850
235,000	7.000% due 4/15/14 (b)	232,944
510,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	474,300
2,000,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	2,120,000
160,000	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	179,600
345,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	371,738
1,400,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,253,000
990,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	1,074,150
785,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	755,562

	Total Specialty Retail	6,648,144

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Textiles, Apparel & Luxury Goods - 0.4%
1,625,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	$1,690,000
175,000	Russell Corp., Senior Notes, 9.250% due 5/1/10	183,094
350,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	339,500
1,375,000	Simmons Co., Senior Discount Notes, step bond to yield 9.983% due 12/15/14	965,937

	Total Textiles, Apparel & Luxury Goods	3,178,531

Tobacco - 0.1%
480,000	Alliance One International Inc., Senior Notes 11.000% due 5/15/12	482,400

Trading Companies & Distributors - 0.3%
340,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	348,500
350,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (b)	357,000
905,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	927,625
610,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	608,475

	Total Trading Companies & Distributors	2,241,600

Wireless Telecommunication Services - 0.8%
315,000	Centennial Communications Corp., Senior Notes, 10.125% due 6/15/13	333,900
3,020,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	3,110,564
20,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	20,725
	Rogers Wireless Inc.:
1,125,000	Secured Notes, 7.500% due 3/15/15	1,181,250
170,000	Senior Subordinated Notes, 8.000% due 12/15/12	178,500
845,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	876,687
700,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	764,750

	Total Wireless Telecommunication Services	6,466,376

	TOTAL CORPORATE BONDS & NOTES (Cost - $268,456,386)	267,499,315

ASSET-BACKED SECURITIES - 0.2%
Home Equity - 0.2%
12,364	Ameriquest Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	12,329
110,125	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	58,638
	Sail Net Interest Margin Notes:
14,101	Series 2003-6A, Class A, 7.000% due 7/27/33 (b)	10,849
42,974	Series 2003-7A, Class A, 7.000% due 7/27/33 (b)	42,322
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 7.174% due 10/25/33 (c)	1,506,773

	TOTAL ASSET-BACKED SECURITIES (Cost - $1,685,750)	1,630,911

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
	Federal National Mortgage Association (FNMA) STRIP:
9,752,317	Series 329, Class 2, IO, 5.500% due 1/1/33	2,389,436
11,903,697	Series 338, Class 2, IO, 5.500% due 6/1/33	2,934,545

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,054,299)	5,323,981

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACET AMOUNT†		SECURITY (a)	VALUE
CONVERTIBLE BOND - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
270,000		Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost - $246,362)	$230,513

MORTGAGE-BACKED SECURITIES- 31.0%
FHLMC - 6.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
40,000,000		5.000% due 9/13/36 (g)(h)	38,350,000
5,000,000		5.500% due 9/13/36 (g)(h)	4,910,940
5,000,000		5.500% due 10/12/36 (g)(h)	4,907,810
410,000		Notes, 5.125% due 4/18/11	411,880

		TOTAL FHLMC	48,580,630

FNMA - 24.6%
		Federal National Mortgage Association (FNMA):
340,000		6.625% due 9/15/09	355,527
41,700,000		5.000% due 9/13/36-10/12/36 (g)(h)	39,952,342
127,400,000		6.000% due 9/13/36-10/12/36 (g)(h)	127,460,760
20,000,000		5.500% due 10/12/36 (g)(h)	19,618,760

		TOTAL FNMA	187,387,389

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $238,104,740)	235,968,019

SOVEREIGN BONDS - 13.5%
Argentina - 0.7%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (d)	431,821
1,100,000	EUR	10.250% due 1/26/07 (d)	462,398
1,729,117	EUR	8.000% due 2/26/08 (d)	708,495
1,311,750		5.590% due 8/3/12 (c)	1,220,954
1,550,000	DEM	11.750% due 11/13/26 (d)	308,908
2,998,943	ARS	Bonds, 2.000% due 1/3/10 (c)	1,882,887
		GDP Linked Securities:
127,000	EUR	0.000% due 12/15/35 (c)	15,109
27,000		0.000% due 12/15/35 (c)	2,592
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (d)	217,492

		Total Argentina	5,250,656

Brazil - 3.5%
16,706,000		Federative Republic of Brazil:	21,830,565
		11.000% due 8/17/40
		Collective Action Securities:
2,565,000		8.750% due 2/4/25	3,053,633
1,360,000		Notes, 8.000% due 1/15/18	1,494,980

		Total Brazil	26,379,178

Colombia - 0.8%
		Republic of Colombia:
1,125,000		11.750% due 2/25/20	1,580,625
1,150,000		8.125% due 5/21/24	1,269,313
2,555,000		10.375% due 1/28/33	3,471,606

		Total Colombia	6,321,544

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Ecuador - 0.4%
2,765,000	Republic of Ecuador, 10.000% due 8/15/30 (b)	$2,758,088

El Salvador - 0.3%
	Republic of El Salvador:
1,720,000	7.750% due 1/24/23 (b)	1,909,200
330,000	8.250% due 4/10/32 (b)	371,250

	Total El Salvador	2,280,450

Indonesia - 0.1%
525,000	Republic of Indonesia, 8.500% due 10/12/35 (b)	607,005

Mexico - 2.1%
	United Mexican States:
300,000	11.375% due 9/15/16	429,375
	Medium-Term Notes:
4,400,000	5.625% due 1/15/17	4,352,700
	Series A:
5,098,000	6.375% due 1/16/13	5,312,116
5,115,000	8.000% due 9/24/22	6,157,181

	Total Mexico	16,251,372

Panama - 0.2%
1,275,000	Republic of Panama, 9.375% due 4/1/29	1,625,625

Peru - 0.8%
	Republic of Peru:
425,000	9.875% due 2/6/15	524,344
378,000	8.750% due 11/21/33	457,380
4,001,250	FLIRB, 5.000% due 3/7/17 (c)	3,932,478
	Global Bonds:
305,000	8.375% due 5/3/16	349,987
50,000	7.350% due 7/21/25	53,000
	PDI:
813,700	5.000% due 3/7/17 (c)	804,546
139,040	5.000% due 3/7/17 (b)(c)	137,650

	Total Peru	6,259,385

Philippines - 0.4%
	Republic of the Philippines:
755,000	9.000% due 2/15/13	846,053
1,725,000	9.375% due 1/18/17	2,020,406

	Total Philippines	2,866,459

Russia - 1.8%
	Russian Federation:
1,244,444	8.250% due 3/31/10 (b)	1,301,222
4,236,000	12.750% due 6/24/28 (b)	7,582,440
4,400,000	5.000% due 3/31/30 (b)	4,898,960

	Total Russia	13,782,622

South Africa - 0.3%
	Republic of South Africa:
1,350,000	9.125% due 5/19/09	1,470,150
525,000	6.500% due 6/2/14	548,943

	Total South Africa	2,019,093

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Turkey - 1.1%
	Republic of Turkey:
475,000	11.750% due 6/15/10	$558,125
502,000	11.500% due 1/23/12	609,302
1,397,000	11.000% due 1/14/13	1,690,370
1,475,000	7.250% due 3/15/15	1,502,656
117,000	7.000% due 6/5/20	115,538
1,536,000	11.875% due 1/15/30 (m)	2,296,320
483,000	8.000% due 2/14/34	506,546
	Collective Action Securities, Notes:
491,000	9.500% due 1/15/14	563,423
878,000	7.375% due 2/5/25	876,902

	Total Turkey	8,719,182

Uruguay - 0.3%
2,075,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	2,155,406

Venezuela - 0.7%
	Bolivarian Republic of Venezuela:
3,245,000	5.375% due 8/7/10 (b)	3,164,686
1,120,000	5.750% due 2/26/16	1,047,200
475,000	7.650% due 4/21/25	508,488
875,000	Collective Action Securities, Notes, 10.750% due 9/19/13	1,075,156

	Total Venezuela	5,795,530

	TOTAL SOVEREIGN BONDS (Cost - $95,539,836)	103,071,595

U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
700,000	U.S. Treasury Bonds, 4.500% due 2/15/36	659,040
7,310,000	U.S. Treasury Notes, 5.125% due 5/15/16	7,519,877

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,015,357)	8,178,917

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
	U.S. Treasury Bonds, Inflation Indexed:
715,554	2.000% due 1/15/16	700,768
2,422,661	2.000% due 1/15/26	2,334,556

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $2,943,714)	3,035,324

Shares
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,085,181	Home Interiors of Gifts Inc. (i)(j)*	20,852

MATERIALS - 0.0%
Chemicals - 0.0%
30,303	Applied Extrusion Technologies Inc., Class A Shares *	196,969

	TOTAL COMMON STOCKS (Cost - $1,798,746)	217,821

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
30,500	Ford Motor Co.,7.400%	556,625

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

SHARES	SECURITY (a)	VALUE
Automobiles - 0.1% (continued)
1,900	Ford Motor Co., 8.000%	$37,050

	TOTAL CONSUMER DISCRETIONARY	593,675

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
1,283	Chesapeake Energy Corp., Convertible 6.250%	344,485

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
2,600	Preferred Plus, Series FRD-1, 7.400%	47,554
9,700	Saturns, Series F 2003-5, 8.125%	187,113

	TOTAL FINANCIALS	234,667

	TOTAL PREFERRED STOCKS (Cost - $1,060,771)	1,172,827

CONTRACTS
PURCHASED OPTION - 0.0%
19	Eurodollar Midcurve 1 Year Futures, Call @ $94.75, expires 9/15/06 (Cost - $2,707)	14,250

WARRANTS
WARRANTS - 0.0%
2,675	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	98,975
27,000	United Mexican States, Series XW05, Expires 11/9/06 *	94,500
21,250	United Mexican States, Series XW10, Expires 10/10/06 *	79,687

	TOTAL WARRANTS (Cost - $196,800)	273,162

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $624,105,468)	626,616,635

FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.7%
U.S. Government Agency - 0.6%
$ 4,050,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06 (k)(l) (Cost - $4,036,608)	4,036,608

Repurchase Agreement — 17.1%
130,300,000	Nomura Securities International, Inc. tri-party repurchase agreement dated 8/31/06, 5.240% due 9/1/06; Proceeds at maturity - $130,318,966; (Fully collateralized by various U.S government agency obligations, 3.375% to 7.125% due 3/15/07 to 2/1/11; Market value - $132,906,832) (Cost - $130,300,000)	130,300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $134,336,608)	134,336,608

	TOTAL INVESTMENTS - 100.0% (Cost - $758,442,076#)	$760,953,243

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All securities are segregated pursuant to a revolving credit facility, mortgage dollar rolls, futures contracts, written options and reverse repurchase agreements.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(d)	Security is currently in default.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2006

(f)	Security is issued on a when-issued basis.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(i)	Illiquid security.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Rate shown represents yield-to-maturity.

(m)	All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DEM	— German Mark
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
IO	— Interest Only
MXN	— Mexican Peso
PDI	— Past Due Interest
RUB	— Russian Ruble
STRIP	— Seperate Trading of Registered Interest and Principle

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
17	Eurodollar Futures, Call	9/18/06	$95.00	$106
10	Eurodollar Futures, Call	9/18/06	94.88	63
125	Eurodollar Futures, Call	9/18/06	94.75	781
4	Eurodollar Futures, Call	9/18/06	94.38	2,300
56	Eurodollar Futures, Put	9/18/06	94.63	3,850
24	Eurodollar Futures, Put	9/18/06	94.50	150
32	U.S. Treasury Bonds Futures, Call	9/25/06	113.00	500
8	U.S. Treasury Bonds Futures, Call	11/21/06	110.00	15,125
79	U.S. Treasury Bonds Futures, Put	11/21/06	100.00	1,235
23	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	109.00	5,750
16	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	108.00	8,500
59	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	107.00	56,234

	TOTAL OPTIONS WRITTEN (Premiums received - $154,854)			$94,594

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and

Notes to Schedule of Investments (unaudited) (continued)

maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,742,338
Gross unrealized depreciation	(11,231,171)

Net unrealized appreciation	$2,511,167

Written option transactions entered into during the period ended August 31, 2006, were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding May 31, 2006	1,073	$529,871
Options written	227	94,391
Options closed	(138)	(106,420)
Options expired	(709)	(362,988)

Options written, outstanding August 31, 2006	453	$154,854

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	38	9/06	$8,991,440	$8,987,475	$(3,965)
Eurodollar	211	12/06	49,741,668	49,930,513	188,845
Eurodollar	7	3/07	1,656,410	1,658,737	2,327
Eurodollar	12	3/08	2,844,610	2,853,750	9,140

					$196,347

Contracts to Sell:
U.S. Treasury 2 Year Note	42	12/06	$8,582,228	$8,582,438	$(210)
U.S. Treasury 5 Year Note	1	9/06	104,495	105,016	(521)
U.S. Treasury 5 Year Note	598	12/06	62,633,760	62,855,406	(221,646)
U.S. Treasury 10 Year Note	202	9/06	21,588,771	21,699,218	(110,447)
U.S. Treasury 10 Year Note	275	12/06	29,411,618	29,528,125	(116,507)
U.S. Treasury Bond	25	9/06	2,675,000	2,767,188	(92,188)

					$(541,519)

Net Unrealized Loss on Open Futures Contracts					$(345,172)

At August 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $237,346,196.

The average monthly balance of mortgage dollar rolls outstanding for the Fund during the period ended August 31, 2006 was approximately $211,138,134.

Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at August 31, 2006 included Merrill Lynch, Pierce, Fenner & Smith Inc. ($73,124,063), JPMorgan Chase ($66,373,594) and Goldman Sachs & Co. ($44,164,797).

At August 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

FACE AMOUNT	SECURITY	VALUE
$594,159	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 8/9/06 bearing 0.350% to be repurchased at $594,326 on 9/7/06, collateralized by: $441,000 Republic of Turkey, 11.875% due 1/15/30; Market value (Including accrued interest) - $666,126	$594,159
1,476,060	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 8/23/06 bearing 1.500% to be repurchased at $1,478,397 on 9/25/06, collateralized by: $1,095,000 Republic of Turkey, 11.875% due 1/15/30; Market value (Including accrued interest) - $1,653,986	1,476,060

	Total Reverse Repurchase Agreements (Proceeds - $2,070,219)	$2,070,219

Transactions in reverse repurchase agreements for the Fund during the period ended August 31, 2006 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$1,474,319	0.47%	$2,070,219

Interest rates on reverse repurchase agreements ranged from 0.20% to 1.50% during the period ended August 31, 2006.

3. Loan

At August 31, 2006, the Fund had a $150,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $100,000,000 loan outstanding with Three Pillars Funding Corp. and Citicorp North America Inc. (“CNA”). In addition CNA act as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: October 26, 2006